Non-current assets - Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 11,975,024	$ 11,975,024
Balance	12,082,009	12,173,710
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 106,985	$ 198,686